WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 91.7%
Alabama - 1.5%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	$9,000,000	$9,267,886
Subordinated Lien Warrants, Series D	5.000%	10/1/22	2,000,000	2,121,359
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,434,708
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	25,125,000	27,579,899	(a)(b)

Total Alabama				43,403,852

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	951,769
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,190,693
State Capital Project, Series B	4.000%	12/1/36	750,000	891,782
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,314,059	(c)
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,244,736	(c)
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	2,106,282	(c)
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,628,415	(c)
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	750,000	994,709	(c)
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/31	1,000,000	1,350,840	(c)

Total Alaska				11,673,285

Arizona - 2.1%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	823,875
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	1,000,420
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,230,254
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,271,174
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,732,672

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	$1,100,000	$1,421,005
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,663,938
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,375,129	(a)(b)(d)
Intel Corp. Project	5.000%	6/3/24	8,900,000	10,045,323	(a)(b)(d)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,765,664	(e)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,544,082
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,653,634	(d)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,384,614	(d)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,360,132	(d)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,805,086
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,862,718

Total Arizona				60,939,720

California - 10.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,555,673
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,964,242
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,538,970
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,221,401
Series A, Refunding	5.000%	5/1/29	1,255,000	1,392,907
Series A, Refunding	5.000%	5/1/30	1,700,000	1,885,874
Series A, Refunding	5.000%	5/1/31	1,850,000	2,051,398
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.130%	4/1/24	3,000,000	3,049,517	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	0.930%	5/1/23	30,000,000	30,226,383	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	$6,000,000	$7,376,553
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	5,621,470	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	5,482,017	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	584,475	(d)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,687,096
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	8,035,000	8,628,408	(d)(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,821,164	(e)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,049,989
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,439,801
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,241,538
California State, GO:
Various Purpose, Refunding	5.000%	4/1/28	3,000,000	3,832,022
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,240,472
Various Purpose, Refunding	5.000%	9/1/41	10,500,000	13,863,951	(c)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,555,000	9,042,560	(e)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	6,212,390
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,665,055
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,672,195
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,435,591
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,387,836
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,551,602

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	$3,690,000	$4,809,619
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,775,000	2,248,312	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,196,229	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,194,285	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	6,104,313	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	3,093,544	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,268,558	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,147,313	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,614,531	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	7,994,128
Series C	5.000%	7/1/37	3,000,000	3,715,118
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,855,000	2,357,633
Series B	6.125%	11/1/29	17,735,000	22,538,179
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,299,888	(a)(b)
Rancho, CA, Water District Financing Authority Revenue, Series A	4.000%	8/1/37	3,335,000	4,095,057
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,895,863
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	630,000	669,968
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,386,477	(f)

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	$6,250,000	$8,017,029
Series A, Refunding	5.000%	10/1/43	3,000,000	3,797,787
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,436,769
Series A, Refunding	5.000%	8/1/35	3,115,000	3,950,029
Series A, Refunding	5.000%	8/1/36	1,000,000	1,266,386
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project, Refunding	5.250%	7/1/21	1,000,000	1,000,000	(g)
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,241,574
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,859,709
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	1/1/34	1,000,000	1,257,035	(d)
Series A	5.000%	5/1/49	2,500,000	3,089,121	(d)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,449,701
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,907,317
Series 2018	5.000%	8/1/43	2,000,000	2,497,464
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	2,000,000	2,001,096
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	852,918
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,293,949
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,290,471
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	964,622

Total California				293,524,542

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 1.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	$500,000	$520,710
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,838,160
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	5,132,050	(d)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	298,772
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	467,599
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	527,859
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	9,305,000	10,059,072
Series 2008	6.250%	11/15/28	8,000,000	10,198,232
Regional Transportation District:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	905,581
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	593,355
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	526,257

Total Colorado				36,067,647

Connecticut - 1.4%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,379,909
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,385,423
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,945,453
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,901,334
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,150,036
Connecticut State, GO:
Series A	5.000%	4/15/30	750,000	969,409
Series C	4.000%	6/1/35	1,525,000	1,863,952
Series C	4.000%	6/1/37	1,000,000	1,212,760
Series C	4.000%	6/1/38	1,250,000	1,512,538
Series E	5.000%	10/15/34	2,900,000	3,508,454

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	$1,750,000	$2,165,069
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,522,703
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,768,731
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,589,612

Total Connecticut				39,875,383

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,295,698

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	544,909
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	542,180
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,769,895
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,947,501

Total District of Columbia				11,804,485

Florida - 4.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,141,795	(d)
Series 2017	5.000%	10/1/42	1,500,000	1,808,403	(d)
Series A	5.000%	10/1/27	1,750,000	2,180,753	(d)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	13,138,695	(d)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,712,251
Series A, Refunding	5.000%	7/1/28	5,500,000	6,465,004
Series A, Refunding	5.000%	7/1/30	5,000,000	5,823,322
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,534,038
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,225,319
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,931,355
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,339,165
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,174,980	(e)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	$2,000,000	$2,342,904
Series A, Refunding	5.000%	10/1/27	3,000,000	3,499,858
Series A, Refunding	5.000%	10/1/28	1,000,000	1,161,306
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,038,845
Lee County, FL, Airport Revenue:
Series A, Refunding	5.000%	10/1/31	3,500,000	4,682,101	(d)
Series A, Refunding, AGM	5.000%	10/1/21	3,580,000	3,593,744	(d)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,095,129	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/34	1,600,000	1,934,477
Series A, Refunding	4.000%	10/1/35	1,505,000	1,816,340
Series A, Refunding	4.000%	10/1/36	1,000,000	1,204,410
Series A, Refunding	4.000%	10/1/37	2,075,000	2,492,128
Series A, Refunding	4.000%	10/1/38	2,250,000	2,696,046
Series A, Refunding	4.000%	10/1/39	1,500,000	1,792,980
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,393,645
Series B, Refunding	5.000%	7/1/25	3,730,000	4,242,152
Series B, Refunding	5.000%	7/1/26	1,700,000	1,929,598
Series B, Refunding	5.000%	7/1/27	2,350,000	2,661,361
Series B, Refunding	5.000%	7/1/28	1,000,000	1,130,576
Series B, Refunding	5.000%	7/1/30	2,500,000	2,826,440
Series B, Refunding	5.000%	7/1/31	2,750,000	3,108,206
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,243,278
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	772,691
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,226,660
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,106,495
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	4,650,000	4,806,802

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	$1,250,000	$1,594,099
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	1,164,257

Total Florida				125,031,608

Georgia - 0.9%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	4,126,231
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,698,524
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	933,942
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,530,998
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	2,032,219
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,419,094
Series C	4.000%	9/1/26	2,125,000	2,457,953	(a)(b)
Municipal Electric Authority, GA, Subordinated, Project One:
Series A, Refunding	5.000%	1/1/34	850,000	1,105,482
Series A, Refunding	5.000%	1/1/35	875,000	1,135,467
Series A, Refunding	5.000%	1/1/36	1,075,000	1,390,193
Series A, Refunding	5.000%	1/1/37	1,000,000	1,289,589
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,232,225

Total Georgia				24,351,917

Guam - 0.1%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	3,180,000	3,631,434	(c)

Illinois - 12.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	2,031,307

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series 2018	5.000%	4/1/36	$1,270,000	$1,567,107
Series 2018	5.000%	4/1/37	1,400,000	1,723,964
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,736,152
Series A	5.000%	12/1/32	2,800,000	3,660,136
Series A	5.000%	12/1/35	2,560,000	3,323,907
Series B, Refunding	5.000%	12/1/30	2,500,000	3,301,922
Series B, Refunding	5.000%	12/1/31	3,250,000	4,265,037
Series C, Refunding	5.000%	12/1/24	2,500,000	2,865,397
Series C, Refunding	5.000%	12/1/25	1,000,000	1,182,783
Series D	5.000%	12/1/46	1,000,000	1,234,430
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	720,000	822,228
Series A	5.000%	1/1/40	7,075,000	8,740,606
Series A	5.000%	1/1/44	2,200,000	2,699,435
Series A, Refunding	5.000%	1/1/25	4,000,000	4,593,124
Series A, Refunding	5.000%	1/1/26	1,250,000	1,480,034
Series A, Refunding	5.000%	1/1/27	2,250,000	2,739,156
Series A, Refunding	5.000%	1/1/34	2,350,000	2,557,884
Series B	5.500%	1/1/30	3,975,000	4,594,188
Series B, Refunding	5.500%	1/1/31	2,000,000	2,305,265
Series B, Refunding	5.500%	1/1/32	2,000,000	2,301,855
Series C, Refunding	5.000%	1/1/25	2,765,000	3,174,997
Series D, Refunding	5.500%	1/1/34	3,180,000	3,648,217
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,432,142
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,477,582
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,572,064
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,646,148
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,819,426
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,905,457
Series B, Green Bond	5.000%	12/1/32	1,735,000	2,002,338
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,099,094
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,200,084
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	9,172,979
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,657,784

See Notes to Schedule of Investments.

10	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A, Refunding	5.000%	1/1/33	$2,145,000	$2,442,595	(d)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,183,092
Series B, Refunding	5.000%	1/1/34	10,505,000	12,079,927
Series C	5.000%	1/1/30	6,010,000	6,857,199	(d)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,802,614	(d)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	5,900,000	7,380,221
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/50	2,000,000	2,318,760
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,806,664
Second Lien	5.000%	1/1/31	1,500,000	1,657,490
Second Lien	5.000%	1/1/32	1,000,000	1,104,993
Second Lien	5.000%	1/1/33	1,035,000	1,143,668
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,820,081
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,018,616
Second Lien Project	5.000%	11/1/31	2,000,000	2,262,413
Second Lien Project	5.000%	11/1/33	1,500,000	1,694,819
Second Lien Project	5.000%	11/1/34	1,000,000	1,128,776
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,527,180
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	2,005,663
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	5.000%	11/15/32	1,415,000	1,892,369
Series A, Refunding	5.000%	11/15/38	2,000,000	2,594,182
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	675,633
Property Tax	5.000%	1/1/30	885,000	1,083,336
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	583,223
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	760,828
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,317,682
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,628,247

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	11

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	$400,000	$514,483
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	548,277
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	502,770
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,452,157
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	820,375
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,560,473
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,882,006
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,526,991
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/25	5,000,000	5,783,472
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	604,840
Series A, Refunding, AGM	5.000%	4/1/28	475,000	591,181
Illinois State, GO:
Series 2006	5.500%	1/1/30	600,000	794,108
Series 2016	5.000%	11/1/33	3,150,000	3,697,787
Series 2016, Refunding	5.000%	2/1/26	3,000,000	3,557,951
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,635,367
Series A	5.000%	3/1/33	5,000,000	6,486,164
Series A	5.000%	3/1/34	4,000,000	5,172,829
Series A	5.000%	3/1/35	2,300,000	2,966,060
Series A	5.000%	5/1/36	4,665,000	5,632,614
Series A	5.000%	5/1/39	4,800,000	5,766,246
Series A, Refunding	5.000%	10/1/27	12,805,000	15,742,342
Series A, Refunding	5.000%	10/1/28	2,000,000	2,510,037
Series A, Refunding	5.000%	10/1/30	1,275,000	1,584,461

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series B, Refunding	5.000%	9/1/27	$6,015,000	$7,381,062
Series B, Refunding	5.000%	10/1/27	3,000,000	3,688,171
Series D	5.000%	11/1/27	10,475,000	12,901,570
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	937,894
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	16,720,524
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	17,522,687
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,492,050
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	776,595
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	12,122,036
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,705,835
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,195,062
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,399,420
Series C, Refunding	5.000%	3/15/26	1,800,000	2,009,488

Total Illinois				359,489,885

Indiana - 1.3%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,494,313	(a)(b)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	7,007,607	(c)
Indiana State Finance Authority Hospital Revenue:
Indiana University Health Obligated Group, Series B, Refunding	1.650%	12/1/42	2,500,000	2,518,507	(a)(b)(f)
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	3,194,333
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,063,427
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,705,187

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	13

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	$2,900,000	$3,449,352	(d)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,501,685	(d)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	500,000	535,550	(d)

Total Indiana				36,469,961

Iowa - 0.2%
Iowa State Finance Authority:
Health Care Facilities Revenue, Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,145,000
Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	925,000	944,373
Iowa Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	3,250,000	3,803,093

Total Iowa				5,892,466

Kansas - 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	878,801

Kentucky - 2.2%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	5,041,208	(a)(b)(d)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	6,042,998	(a)(b)
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	11,000,000	11,091,396	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	15,859,403	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,776,330
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,237,349
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,304,414	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	6,105,876	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	$1,600,000	$1,684,685
Series B, Refunding	5.000%	1/1/24	1,350,000	1,499,922
Series B, Refunding	5.000%	1/1/27	650,000	794,297
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	9,081,745	(a)(b)(d)

Total Kentucky				62,519,623

Louisiana - 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	7,020,645	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	5,090,120	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,899,795
Refunding, AGM	5.000%	12/1/29	2,000,000	2,374,754
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,328,122	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	5,250,000	5,441,343	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,925,776	(a)(b)

Total Louisiana				37,080,555

Maryland - 0.2%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	723,800
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,680,124
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,832,126
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,181,392

Total Maryland				5,417,442

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	15

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	$1,000,000	$1,271,865
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,536,531
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,265,356
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,205,205
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,522,003
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,417,488
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,146,997
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	5,216,193	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,865,090
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,552,262
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,403,865
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,646,496
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	4,880,000	6,179,232	(d)
Series E	5.000%	7/1/46	4,000,000	5,141,887	(d)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	8,044,592

Total Massachusetts				47,415,062

Michigan - 2.7%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,244,621
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,514,265
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,302,392
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,434,006
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	2,244,239

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	$4,880,000	$5,198,596	(e)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,173,692
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,262,842
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,759,151
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,794,245
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,753,450
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,053,160
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,173,151
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	817,071
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,717,579	(a)(b)(d)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,865,780	(d)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,415,195
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,946,516
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,352,290
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,181,773
Walled Lake Consolidated School District, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,979,636

Total Michigan				76,183,650

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	7,136,979	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	17

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - (continued)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	$1,325,000	$1,644,210
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	2,250,526

Total Mississippi				11,031,715

Missouri - 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,450,610
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	4,075,681	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	5,002,824	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,871,685	(d)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,524,083

Total Missouri				13,924,883

Nebraska - 0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	6,365,560
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,471,681	(a)(b)

Total Nebraska				8,837,241

Nevada - 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,190,893

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,573,404	(a)(b)(d)

New Jersey - 7.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,126,556
Refunding, AGM	5.000%	11/1/27	1,500,000	1,683,738
Refunding, AGM	5.000%	11/1/29	1,500,000	1,671,761

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Refunding, AGM	5.000%	11/1/31	$1,000,000	$1,109,639
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,401,774
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	18,600,000	22,506,774
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,563,446
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,573,061
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,864,177
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,473,934
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,634,503
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,964,256
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,205,726
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.630%	3/1/28	20,000,000	20,321,092	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,376,341
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	2,215,880
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,485,784
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,424,359
School Facilities Construction, Series S	4.000%	6/15/40	1,000,000	1,182,021
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	2,062,609
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	13,416,714
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	12,581,688
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,271,943
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	6,022,971
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,650,864	(d)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,770,071
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,341,451

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
University Hospital, Series A, AGM	5.000%	7/1/30	$1,200,000	$1,401,691
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,500,000	1,698,374
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,717,365
Transportation Program, Series AA	4.000%	6/15/37	2,250,000	2,674,411
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,567,934
Transportation Program, Series AA	5.000%	6/15/37	3,165,000	3,941,995	(c)
Transportation Program, Series AA	4.000%	6/15/38	3,000,000	3,560,898
Transportation Program, Series AA	5.000%	6/15/38	3,000,000	3,842,747
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,200,000	5,254,924	(c)
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	4,044,214
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	2,029,293
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	14,474,446
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,691,700
Series A, Refunding	5.000%	1/1/33	10,230,000	12,142,918
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	4,029,888
Series A, Refunding	5.000%	6/1/36	3,000,000	3,709,676

Total New Jersey				205,685,607

New Mexico - 0.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,114,001
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,996,628	(a)(b)

Total New Mexico				3,110,629

New York - 11.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	12,125,461
Long Island, NY, Power Authority:
Series A, Refunding	5.000%	9/1/37	2,000,000	2,627,785
Series A, Refunding	5.000%	9/1/38	1,400,000	1,832,506
Series B, Refunding	5.000%	9/1/32	5,820,000	7,034,834
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	1,315,000	1,511,883

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	$1,750,000	$2,031,659
Green Bonds, Series D-1	5.000%	11/15/43	1,650,000	2,098,442
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,308,499
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,633,757
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,694,299
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,838,608
Series A-2	5.000%	5/15/30	5,250,000	6,832,645	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,974,675
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	605,594	484,475	*(h)
Amsterdam at Harborside, Series C	2.000%	1/1/49	108,682	1	*(h)
New York City, NY, GO:
Subseries D-1	5.000%	3/1/37	6,500,000	8,367,842
Subseries D-1	5.000%	3/1/38	6,000,000	7,702,018
Subseries F-1	4.000%	3/1/38	1,000,000	1,212,437
Subseries F-1	5.000%	3/1/39	1,500,000	1,958,461
Subseries F-1	4.000%	3/1/40	1,500,000	1,810,815
Subseries F-1	5.000%	3/1/42	3,500,000	4,537,700
Subseries F-4	5.000%	12/1/25	3,500,000	4,091,001	(a)(b)
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	624,833
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,912,368
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	2,075,976
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,715,661
New York City, NY, TFA Revenue Future Tax Secured:
Series A	4.000%	11/1/38	3,000,000	3,625,596
Series C	4.000%	5/1/39	4,000,000	4,818,390
Series C	4.000%	5/1/41	5,000,000	5,992,319
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,900,378

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	$4,000,000	$4,640,604
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,218,396
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,698,679
State Supported, Series A	5.000%	3/15/40	6,000,000	7,360,998
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	7,800,000	10,022,757
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	11,986,070
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,750,000	9,176,981
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,956,127
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	11,082,966	(e)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,348,573
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,494,013
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	296,562
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,506,454
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,943,019
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	5,877,795	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	7,970,134	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	14,643,310	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,769,865	(d)

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Series C	5.000%	12/1/28	$1,250,000	$1,610,443
Series C	5.000%	12/1/29	1,300,000	1,712,088
Series C	5.000%	12/1/30	1,250,000	1,676,940
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,258,224
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,127,371	(d)
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds:
Series A	5.000%	3/15/41	7,945,000	10,293,930
Series C	5.000%	3/15/44	8,995,000	11,578,312
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,661,888	(d)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,653,489	(d)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,873,676
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,960,815	(c)(d)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	3,055,157
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	25,000,000	32,306,630
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	647,240
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,775,076
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,349,481

Total New York				327,909,387

North Carolina - 0.6%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	3,024,424
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,413,815
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,923,337
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,275,166
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,768,385
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,581,306

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	23

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	$4,000,000	$4,947,534
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	605,990

Total North Carolina				17,539,957

Ohio - 0.9%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,838,409
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,566,244
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,305,908
Senior Bonds, Series A-2, Refunding	5.000%	6/1/35	1,000,000	1,301,757
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	750,000	972,085
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,500,000	8,767,617
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	3,000,000	3,326,365	(a)(b)(d)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,249,386
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	1,137,706
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,192,553
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	883,157
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	708,435
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	902,353	(d)

Total Ohio				26,151,975

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.9%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	$3,170,000	$3,840,207
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,401,206
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,565,760
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,484,173
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,587,853
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,822,637	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	601,871	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,235,887	(d)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,549,830
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,700,238

Total Oregon				24,789,662

Pennsylvania - 3.0%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	470,254
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	438,134
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,852,500
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	306,391	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	1,735,000	1,990,999
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	329,514	(f)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,215,000	2,534,380
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	875,000	999,212

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	25

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Penn State Health	4.000%	11/1/35	$2,000,000	$2,388,652
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,552,975
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,322,512
Series B	5.000%	12/1/37	1,750,000	2,307,948
Series B	5.000%	12/1/38	2,000,000	2,631,593
Series B	5.000%	12/1/39	3,000,000	3,937,843
Series B	5.000%	12/1/40	2,250,000	2,948,366
Series B, Refunding	5.000%	12/1/46	4,750,000	6,171,124	(c)
Subordinated, Series B	5.250%	12/1/31	6,750,000	6,894,092	(f)
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,646,541	(d)
Series A, Refunding	5.000%	6/15/34	6,955,000	8,027,426	(d)
Philadelphia, PA, Authority for IDR, Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	3,500,000	4,446,671
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,692,435
Series B	5.000%	2/1/36	1,500,000	1,916,255
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,687,037
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	11/1/45	6,300,000	8,158,176
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,680,959
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	5,037,905

Total Pennsylvania				84,369,894

Puerto Rico - 3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	11,600,000	12,276,976
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	4,095,000	3,444,919	*(h)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,674,375	*(h)
Series A	5.000%	7/1/42	2,500,000	2,431,250	*(h)

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Series A	5.050%	7/1/42	$950,000	$923,875	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	3,364,850	*(h)
Series TT	5.000%	7/1/37	4,775,000	4,643,687	*(h)
Series WW	5.500%	7/1/38	840,000	821,100	*(h)
Series XX	5.250%	7/1/40	5,480,000	5,343,000	*(h)
Series ZZ, Refunding	5.000%	7/1/18	250,000	240,000	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	818,125	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	360,750	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,373,530
Restructured, Series A-1	4.550%	7/1/40	680,000	773,937
Restructured, Series A-1	4.750%	7/1/53	3,750,000	4,269,519
Restructured, Series A-1	5.000%	7/1/58	23,945,000	27,659,274
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,269,340
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,437,582
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,874,383

Total Puerto Rico				84,000,472

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	60,000	60,231
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,944,391
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,345,577
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,828,522

Total Rhode Island				7,178,721

South Carolina - 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,054,557
Refunding	5.000%	12/1/30	2,250,000	2,604,010
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,544,147	(d)
Series 2018	5.000%	7/1/37	2,000,000	2,486,278	(d)

Total South Carolina				12,688,992

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	27

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 2.3%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	$3,315,000	$4,118,366
Memphis-Shelby County, TN, Airport Authority Revenue, Series C	5.000%	7/1/21	4,795,000	4,795,000	(d)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,950,513
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,851,803
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,754,097	(d)
Series B	5.000%	7/1/26	1,750,000	2,106,549	(d)
Tennessee State Energy Acquisition Corp., Gas Revenue, Series C	5.000%	2/1/24	25,000,000	27,828,447
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	10,191,027	(a)(b)
Series A	5.250%	9/1/24	6,885,000	7,880,421

Total Tennessee				64,476,223

Texas - 9.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	791,586
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,114,576
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	851,985
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,194,921
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,098,491	(d)
Series B	5.000%	11/15/30	5,640,000	7,291,181	(d)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,902,555
GO	5.000%	2/15/30	2,000,000	2,526,398
GO	5.000%	2/15/31	2,250,000	2,831,311

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	$10,000,000	$11,239,257
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,227,151
Central Texas, Regional Mobility Authority Revenue:
Senior Lien, Series B	5.000%	1/1/46	3,750,000	4,801,605
Senior Lien, Series E	5.000%	1/1/45	3,500,000	4,392,486
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,905,382
Series A, Refunding	5.000%	12/1/36	4,250,000	5,036,199
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/30	1,000,000	1,315,505
Series A, Refunding	5.000%	8/15/31	1,250,000	1,635,821
Series A, Refunding	5.000%	8/15/32	1,000,000	1,305,319
Series A, Refunding	5.000%	8/15/33	1,000,000	1,298,949
Tax and Revenue Certificates of Obligation	5.000%	8/15/30	1,040,000	1,368,126
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,125,445
Tax and Revenue Certificates of Obligation	5.000%	8/15/32	1,000,000	1,305,319
Tax and Revenue Certificates of Obligation	5.000%	8/15/33	1,000,000	1,298,949
Tax and Revenue Certificates of Obligation	4.000%	8/15/35	1,445,000	1,754,442
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,062,465
Refunding	5.000%	2/1/26	2,000,000	2,003,159
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	6,434,091
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,071,563	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	748,274
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,235,301
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	2,500,000	3,024,247	(d)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	5,483,821	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	29

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	$1,500,000	$1,990,531	(d)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	2,315,079	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,822,542	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,817,247	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,301,748	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,820,547	(d)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,109,442
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,279,381
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,645,516
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,637,860
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,505,627	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	8,916,662	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,342,263	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	267,885
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,966,259
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	604,883
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,575,987
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	19,879,204
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,434,708
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,422,783	(d)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,318,362	(d)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,404,812	(d)
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,008,450
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	6,330,138
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,130,059

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	$1,590,000	$1,830,549
Texas Private Activity Bond Surface Transportation Corp., Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	6/30/38	1,750,000	2,081,939
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,398,305
Refunding	4.000%	2/1/36	2,325,000	2,780,169
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	18,700,000	22,040,484
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	5,500,000	6,879,719
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/28	7,000,000	8,939,263
Texas State Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	800,000	951,743
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,475,810

Total Texas				261,901,836

U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,493,754
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,513,474
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	730,000	731,796
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,350,000	3,379,312

Total U.S. Virgin Islands				9,118,336

Utah - 0.4%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,656,149	(d)
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2021	4.000%	10/15/33	500,000	595,244

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	31

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Series 2021	4.000%	10/15/35	$400,000	$473,225
Series 2021	4.000%	10/15/36	200,000	235,940
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,472,999
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,318,590
Series 2019	4.000%	10/15/33	600,000	703,115
Series 2019	4.000%	10/15/36	1,000,000	1,162,642

Total Utah				10,617,904

Vermont - 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,275,266

Virginia - 1.4%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,468,807
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,241,074
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,716,590
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	6,495,095
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,844,119	(d)
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,226,705
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,758,789	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	3,038,605	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	4,058,208	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,443,855	(d)

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	$4,700,000	$4,919,792	(d)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	1,000,000	1,230,424

Total Virginia				39,442,063

Washington - 1.8%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,896,845
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,032,046
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,798,048
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,984,742	(d)
Series 2019	5.000%	4/1/32	3,040,000	3,822,867	(d)
Series A	5.000%	5/1/36	4,000,000	4,763,559	(d)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,317,920	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,476,467	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	817,457
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	652,419
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	911,870
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,576,165

Total Washington				51,050,405

West Virginia - 0.6%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,539,276	(a)(b)(d)
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,810,970	(a)(b)
West Virginia, WV, Parkways Authority Revenue:
Senior Lien	5.000%	6/1/32	1,250,000	1,689,030
Senior Lien	5.000%	6/1/34	1,000,000	1,339,234
Senior Lien	5.000%	6/1/35	1,255,000	1,676,566
Senior Lien	5.000%	6/1/39	1,500,000	1,977,495

Total West Virginia				18,032,571

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	33

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.0%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	$2,510,000	$2,878,365
Series A, Refunding	5.000%	11/1/32	2,000,000	2,292,088
Series A, Refunding	5.000%	11/1/33	2,000,000	2,290,659
Series A, Refunding	5.000%	11/1/34	2,000,000	2,288,517
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,236,972	(e)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,723,761	(e)
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	1,700,000	2,062,802
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,910,915
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,546,321

Total Wisconsin				28,230,400

TOTAL MUNICIPAL BONDS (Cost - $2,405,548,583)				2,606,075,452

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 1.0%
New York - 1.0%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $29,637,020)	4.000%	3/15/41	25,170,000	29,801,237

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.3%
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A1, Step bond	1.600%	8/15/51	5,337,251	5,392,573
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A2, Step bond	1.600%	8/15/51	3,002,204	3,032,461

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,339,455)				8,425,034

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%††
CMS Liquidating Trust (Cost - $989,420)			200	396,370	*(l)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,444,514,478)				2,644,698,093

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 8.8%
MUNICIPAL BONDS - 8.8%
Alabama - 0.0%††
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.010%	7/15/32	$100,000	$100,000	(n)(o)

Arizona - 0.3%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.030%	1/1/46	3,745,000	3,745,000	(n)(o)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	3,870,000	3,870,000	(n)(o)

Total Arizona				7,615,000

California - 0.4%
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	9/15/29	200,000	200,000	(d)(n)(o)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	4/1/25	400,000	400,000	(d)(n)(o)
Contra Costa County, CA, MFH Revenue, Park Regency LLC, Series F, Refunding, LIQ - FNMA, LOC - FNMA	0.030%	10/15/33	10,000,000	10,000,000	(d)(n)(o)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.040%	5/1/30	100,000	100,000	(d)(n)(o)

Total California				10,700,000

Florida - 0.5%
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A, LOC - TD Bank N.A.	0.030%	2/1/38	6,600,000	6,600,000	(n)(o)
Hillsborough County, FL, IDA, Healthcare System Revenue:
Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.020%	11/1/38	2,000,000	2,000,000	(n)(o)
Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	0.030%	11/1/38	855,000	855,000	(n)(o)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	35

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	7/1/37	$800,000	$800,000	(n)(o)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.040%	5/1/24	4,900,000	4,900,000	(d)(n)(o)

Total Florida				15,155,000

Illinois - 0.0%††
Illinois State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, Refunding LOC - TD Bank N.A.	0.030%	2/1/29	1,030,000	1,030,000	(n)(o)

Indiana - 0.2%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	2,600,000	2,600,000	(n)(o)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	2,810,000	2,810,000	(n)(o)

Total Indiana				5,410,000

Massachusetts - 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6C, LOC - TD Bank N.A.	0.030%	10/1/42	400,000	400,000	(n)(o)
Massachusetts State HEFA Revenue, Massachusetts Institute of Technology, Series J-1	0.020%	7/1/31	540,000	540,000	(n)(o)

Total Massachusetts				940,000

Michigan - 0.1%
University of Michigan Revenue, Series D-1	0.010%	12/1/24	2,970,000	2,970,000	(n)(o)

Minnesota - 0.4%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue:
Allina Health System, Series B-1, LOC - JPMorgan Chase	0.030%	11/15/35	4,700,000	4,700,000	(n)(o)
Allina Health System, Series B-2, LOC - JPMorgan Chase & Co.	0.030%	11/15/35	300,000	300,000	(n)(o)
Series C2, LOC - Wells Fargo Bank N.A.	0.030%	11/15/34	200,000	200,000	(n)(o)
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/15/48	5,800,000	5,800,000	(n)(o)

Total Minnesota				11,000,000

See Notes to Schedule of Investments.

36	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.6%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.010%	12/1/30	$1,850,000	$1,850,000	(n)(o)
Chevron USA Inc. Project, Series A	0.010%	11/1/35	4,490,000	4,490,000	(n)(o)
Chevron USA Inc. Project, Series B	0.010%	12/1/30	4,700,000	4,700,000	(n)(o)
Chevron USA Inc. Project, Series B	0.010%	11/1/35	1,900,000	1,900,000	(n)(o)
Chevron USA Inc. Project, Series E	0.010%	12/1/30	1,600,000	1,600,000	(n)(o)
Chevron USA Inc. Project, Series G	0.010%	12/1/30	1,010,000	1,010,000	(n)(o)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	650,000	650,000	(n)(o)
Chevron USA Inc. Project, Series K	0.010%	11/1/35	1,100,000	1,100,000	(n)(o)

Total Mississippi				17,300,000

Missouri - 0.0%††
Missouri State HEFA Revenue, Educational Facilities, Saint Louis University, Series B-2 LOC - Wells Fargo Bank N.A.	0.010%	10/1/35	400,000	400,000	(n)(o)

New Jersey - 0.5%
New Jersey State Health Care Facilities Financing Authority Revenue:
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.020%	7/1/33	4,100,000	4,100,000	(n)(o)
Virtua Health Inc., Series D, LOC - TD Bank N.A.	0.010%	7/1/43	7,200,000	7,200,000	(n)(o)
Virtua Health Inc., Series E, LOC - TD Bank N.A.	0.010%	7/1/43	2,855,000	2,855,000	(n)(o)

Total New Jersey				14,155,000

New York - 3.2%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.030%	11/1/38	4,100,000	4,100,000	(n)(o)
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.020%	11/1/31	5,900,000	5,900,000	(n)(o)
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen-Thueringen	0.020%	11/1/35	3,400,000	3,400,000	(n)(o)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.030%	11/1/32	1,250,000	1,250,000	(n)(o)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC - TD Bank N.A.	0.020%	4/1/36	500,000	500,000	(n)(o)
Subseries E-5, LOC - TD Bank N.A.	0.020%	3/1/48	5,000,000	5,000,000	(n)(o)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.020%	4/1/42	14,050,000	14,050,000	(n)(o)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	37

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.040%	3/15/33	$2,000,000	$2,000,000	(d)(n)(o)
New York City, NY, IDA Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.060%	1/1/37	5,160,000	5,160,000	(d)(n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	4,470,000	4,470,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase	0.030%	6/15/50	200,000	200,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.020%	6/15/48	4,775,000	4,775,000	(n)(o)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.040%	6/15/48	935,000	935,000	(n)(o)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.030%	8/1/45	5,100,000	5,100,000	(n)(o)
Subordinated, Subseries E-3, SPA - JPMorgan Chase & Co.	0.030%	2/1/45	1,940,000	1,940,000	(n)(o)
Subseries A, Refunding, SPA - TD Bank N.A.	0.020%	11/1/29	9,700,000	9,700,000	(n)(o)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.020%	2/1/44	2,830,000	2,830,000	(n)(o)
New York State Dormitory Authority Revenue, City University, Series D, Refunding, LOC - TD Bank N.A.	0.030%	7/1/31	2,400,000	2,400,000	(n)(o)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.050%	11/1/39	1,200,000	1,200,000	(d)(n)(o)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.050%	11/1/39	3,200,000	3,200,000	(d)(n)(o)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.060%	11/15/31	1,100,000	1,100,000	(d)(n)(o)

See Notes to Schedule of Investments.

38	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.030%	11/1/41	$1,500,000	$1,500,000	(n)(o)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.040%	11/1/41	900,000	900,000	(d)(n)(o)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.050%	11/1/34	3,500,000	3,500,000	(d)(n)(o)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.050%	5/1/41	4,600,000	4,600,000	(d)(n)(o)
Triborough Bridge & Tunnel Authority, NY, Revenue, Series F, Refunding, LOC - Citibank N.A.	0.010%	11/1/32	450,000	450,000	(n)(o)

Total New York				90,160,000

North Carolina - 0.1%
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	0.030%	2/1/24	1,200,000	1,200,000	(n)(o)

Oregon - 0.2%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	0.030%	6/1/37	300,000	300,000	(n)(o)
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.020%	8/1/34	3,600,000	3,600,000	(n)(o)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.020%	8/1/34	880,000	880,000	(n)(o)

Total Oregon				4,780,000

Pennsylvania - 0.2%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.020%	7/1/34	3,495,000	3,495,000	(n)(o)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.030%	12/1/39	100,000	100,000	(n)(o)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.030%	12/1/34	3,035,000	3,035,000	(n)(o)

Total Pennsylvania				6,630,000

Texas - 1.6%
Gulf Coast Authority, TX, Waste Disposal Authority:
ExxonMobil Project	0.020%	6/1/30	11,800,000	11,800,000	(d)(n)(o)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	39

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
ExxonMobil Project, Series B	0.020%	6/1/25	$3,100,000	$3,100,000	(d)(n)(o)
Harris County, TX, Education Facilities Finance Corp. Revenue, Houston Methodist, Series B, Refunding	0.030%	12/1/59	5,650,000	5,650,000	(n)(o)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-2, Refunding	0.030%	12/1/41	2,400,000	2,400,000	(n)(o)
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	0.010%	4/1/32	11,300,000	11,300,000	(d)(n)(o)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	0.030%	5/15/34	600,000	600,000	(n)(o)
Lower Neches Valley, TX, IDA Revenue, Industrial Development Corp. Project, Refunding	0.010%	5/1/46	5,800,000	5,800,000	(n)(o)
Texas State, Series A, , SPA - State Street B&T Co	0.050%	6/1/43	4,955,000	4,955,000	(n)(o)

Total Texas				45,605,000

Utah - 0.5%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series B, , SPA - JPMorgan Chase & Co.	0.030%	5/15/37	12,760,000	12,760,000	(n)(o)
IHC Health Services Inc., Series D	0.030%	5/15/36	600,000	600,000	(n)(o)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.010%	5/15/58	1,525,000	1,525,000	(n)(o)

Total Utah				14,885,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $250,035,000)				250,035,000

TOTAL INVESTMENTS - 101.8% (Cost - $2,694,549,478)				2,894,733,093
TOB Floating Rate Notes - (0.7)%				(18,875,000)
Other Liabilities in Excess of Other Assets - (1.1)%				(33,196,860)

TOTAL NET ASSETS - 100.0%				$2,842,661,233

See Notes to Schedule of Investments.

40	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of June 30, 2021.

(i)	The maturity principal is currently in default as of June 30, 2021.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	41

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

43

Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,606,075,452	—	$2,606,075,452
Municipal Bonds Deposited in Tender Option Bond Trust	—	29,801,237	—	29,801,237
Collateralized Mortgage Obligations	—	8,425,034	—	8,425,034
Statutory Trust Certificates	—	—	$396,370	396,370

Total Long-Term Investments	—	2,644,301,723	396,370	2,644,698,093

Short-Term Investments†	—	250,035,000	—	250,035,000

Total Investments	—	$2,894,336,723	$396,370	$2,894,733,093

†	See Schedule of Investments for additional detailed categorizations.

45